CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES	9 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3. CHANGES IN ACCOUNTING POLICIES AND DISCLOSURES

3.1 Change in reporting currency

Effective January 1, 2024, the Company changed its presentation currency from RMB to USD to be more relevant to users.

Prior to January 1, 2024, the Company reported its annual and interim consolidated financial statements in RMB. In making this change in presentation currency, the Company followed the recommendations set out in IAS 21, the Effects of Change in Foreign Exchange Rates. In accordance with IAS 21, comparable financial statements for the years ended December 31, 2023 have been restated retrospectively in the new presentation currency of USD using the current rate method.

The consolidated financial statements as of December 31, 2023 of the Company have been prepared in RMB and translated into the new presentation currency of USD using the current rate method.

The procedure under the current rate method as applied in these consolidated financial statements is outlined as below:

●	balances for the year ended December 31, 2023 reported in the Consolidated Statement of Comprehensive Loss and Consolidated Statements of Cash Flows have been translated into USD using average foreign currency rates prevailing for the period;

●	balances as at and for the year ended December 31, 2023 reported in the Consolidated Statement of Change in Equity, including share-based payment reserve, foreign currency translation reserve, deficit and share capital, have been translated into USD using historical rates; and

●	basic and diluted loss per share for the year ended December 31, 2023 have been restated to USD to reflect the change in presentation currency.

All resulting exchange differences arising from the translation are included as separate component of other comprehensive loss.

The effect of the change in functional currency to USD was applied prospectively in the financial statements effective January 1, 2024. The financial position of the Company as at January 1, 2024 has been translated from RMB to USD at an exchange rate of 7.10.

All transactions for the Company are recorded in USD from January 1, 2024 and onwards. Transactions denominated in currencies other than USD are considered foreign currency transactions. Foreign currency transactions are translated into USD using the foreign currency rates prevailing at the date of the transaction. Period-end balances of monetary assets and liabilities in foreign currency are translated to USD using period-end foreign currency rates. Foreign currency gains and losses arising from the settlement of foreign currency transactions are recognized in profit or loss.

3.2 Accounting standards issued but not yet effective

Up to the date of issue of these financial statements, the IASB has issued a number of amendments, new standards and interpretations which are not yet effective for the period ended September 30, 2025 and which have not been adopted in these financial statements. These include the following which may be relevant to the Group:

Standards	Standards names	Mandatory adoption (from fiscal years beginning on or after)	Overview of new or amended standards and interpretations
IFRS 18	Presentation and disclosure in financial statements	October 1, 2027	Improved comparability in the statement of profit or loss (income statement) Enhanced transparency of management-defined performance measures More useful grouping of information
Amendments to IFRS 9 and IFRS 7	Regarding the classification and measurement of financial instruments	October 1, 2026	Derecognition of a financial liability settled through electronic transfer Classification of financial assets Disclosures

The management of the Company anticipate that the application of all the new and amendments to IFRSs will have no material impact on the consolidated financial statements in the foreseeable future.